Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current assets:
Cash and cash equivalents (Note 5)	$ 7,500,193	$ 6,151,457	$ 7,730,143
Trade accounts receivable – net (Note 6)	1,479,410	1,395,362	997,370
Recoverable taxes and tax payments in excess (Note 12.b)	291,575	220,144	198,576
Other current assets	96,306	73,244	54,070
Total current assets	9,367,484	7,840,207	8,980,159
Advanced payments to suppliers	241,231	226,548	123,988
Machinery, equipment and improvements on leased assets – net (Note 7)	1,905,684	1,906,233	1,655,688
Improvements to concession assets – net (Note 8)	12,063,383	10,982,860	9,944,022
Airport concessions – net (Note 9)	10,821,596	11,412,118	11,754,661
Rights to use airport facilities – net (Note 10)	873,598	930,296	986,995
Other acquired rights – net (Note 11)	481,600	498,296	514,993
Derivative financial instruments (Note 16)	4,686	136,457	106,815
Deferred income taxes – net (Note 12.e)	5,648,944	5,472,279	5,354,282
Investments in associates (Note 13)	114	35	11,016
Right-of-use assets	34,628	46,696
Other assets – net	134,856	98,477	84,913
Total	41,577,804	39,550,502	39,517,532
Current liabilities:
Banks loans, debt securities and current portion of the debt (Note 17.a and b)	2,200,000		141,412
Concession taxes payable	394,422	347,972	302,573
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 32.a)	355,361	298,376	252,622
Accounts payable (Note 14)	1,163,773	1,154,712	1,066,069
Taxes payable	131,511	165,156	74,342
Liabilities for assets in lease (Note 15.b)	12,577	14,510
Derivative financial instruments (Note 16)	265,979
Dividends payable			130,846
Income taxes payable (Note 12)	152,943	191,797	327,283
Total current liabilities	4,676,566	2,172,523	2,295,147
Deposits received in guarantee (Note 4)	1,143,485	1,130,740	1,082,537
Liabilities for assets in lease (Note 15.b)	24,615	33,689
Deferred income taxes (Note 12.e)	681,909	784,931	839,253
Retirement employee benefits (Note 18)	144,743	120,606	112,980
Long-term borrowings (Note 17.a)	4,437,043	4,535,863	4,110,846
Debt securities (Note 17.b)	9,800,000	9,000,000	9,000,000
Total long-term liabilities	16,231,795	15,605,829	15,145,616
Total liabilities	20,908,361	17,778,352	17,440,763
Equity (Note 19):
Common stock	6,185,082	7,777,576	9,028,446
Repurchased shares	(1,733,374)	(1,733,374)	(1,733,374)
Legal reserve	1,592,551	1,345,709	1,119,029
Reserve for repurchase of shares	3,283,374	2,983,374	2,728,374
Retained earnings	9,940,035	9,552,071	9,001,269
Foreign currency translation reserve	525,992	775,619	876,300
Remeasurements of employee benefits – Net of income tax	6,606	8,010	8,171
Reserve for financial instruments of cash flow hedges – Net of income tax	(172,094)
Total equity attributable to controlling interest	19,628,172	20,708,985	21,028,215
Non-controlling interest (Note 20)	1,041,271	1,063,165	1,048,554
Total equity	20,669,443	21,772,150	22,076,769
Total	$ 41,577,804	$ 39,550,502	$ 39,517,532